Annual Fund Operating Expenses	Dec. 31, 2025
Vident U.S. Bond Strategy ETF™ | Vident U.S. Bond Strategy ETF™ Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.41%
Vident U.S. Equity Strategy ETF™ | Vident U.S. Equity Strategy ETF™ Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Vident International Equity Strategy ETF™ | Vident International Equity Strategy ETF™ Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.61%